Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

Note 11– Commitments and Contingencies

As part of the intellectual asset purchase agreement with MFB California, the Company is subject to royalties of 10.0% derived from gross invoiced sales of MFB product excluding funds received for sales and use tax (see Notes 1 and 4).

On April 22, 2024, the Company entered into an advisory and consulting agreement for a period of 12 months with monthly fees of $14,500, success fees of 4.5% of the total value of any non-financing contract, finder fees of 4.5% of total value of the financing transactions (payable to the Company’s broker-dealer) and share compensation of 250,000 shares of common stock upon signing the agreement, recorded as common stock to be issued.

Note 13 – Commitments and Contingencies

As part of the intellectual asset purchase agreement with MFB California, the Company is subject to royalties of 10.0% derived from gross invoiced sales of the MFB product excluding funds received for sales and use tax (see Note 3).